SHARE-BASED PAYMENT, Unrecognized Company Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
SHARE-BASED PAYMENT [Abstract]
Total unrecognized cost	$ 4,103
Unrecognized company cost related to non-vested share based compensation expected to be recognized	4 years